NOTE 5. Summary of prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits for inventories	$ 0	$ 26
Temporary advances to employees	302	166
Prepaid rent	1,217	1,534
Prepaid other taxes	701	252
Prepaid fuel charges	17	30
Prepaid insurance	1,190	1,485
Other current assets	2,093	1,768
Total	$ 5,520	$ 5,261